Summary of Gains and Losses from Valuation and Settlements For Derivatives Not Designated As Hedges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	$ 17,944	$ 10,786	$ (47,378)
Interest rate contract
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(296)	(3,153)	(40,261)
Embedded derivative financial instruments
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	3,964	(4,307)	(3,840)
Structured settlement annuity reinsurance agreement
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	14,276	18,246	(3,277)
Realized capital gains and losses
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	13,967	15,096	(43,044)
Realized capital gains and losses | Interest rate contract
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(296)	(3,153)	(40,261)
Realized capital gains and losses | Embedded derivative financial instruments
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(13)	3	494
Realized capital gains and losses | Structured settlement annuity reinsurance agreement
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	14,276	18,246	(3,277)
Contract benefits
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	4,119	(4,154)	(4,334)
Contract benefits | Embedded derivative financial instruments
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	4,119	(4,154)	(4,334)
Interest credited to contractholder funds
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(142)	(156)
Interest credited to contractholder funds | Embedded derivative financial instruments
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	$ (142)	$ (156)